Non-controlling interests - Schedule Of Non-controlling Interest (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 285,450	¥ 191,195	¥ 461,148
Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	296,080	184,434	310,677
Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	(10,630)	6,761	¥ 150,471
Shan Shan Outlets [Member]
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	285,450	191,195
Shan Shan Outlets [Member] | Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	296,080	184,434
Shan Shan Outlets [Member] | Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 10,630	¥ 6,761